Property and equipment, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Property and Equipment, Net
Gross		¥ 86,928			¥ 125,975
Less: accumulated depreciation and amortization		(20,439)			(33,945)
Net book value		66,489		$ 13,713	92,030
Depreciation and Amortization
Depreciation and amortization expenses	¥ 14,818	8,654	¥ 5,177
Buildings and property improvements
Property and Equipment, Net
Gross		45,909			61,940
Computer equipment and software
Property and Equipment, Net
Gross		33,852			53,187
Construction in progress
Property and Equipment, Net
Gross		5,110			6,959
Furniture, office and transportation equipment
Property and Equipment, Net
Gross		¥ 2,057			¥ 3,889